Financial instruments - Fair value and risk management - Gross amounts for hedged items (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Total cash flow hedge reserve	€ 31.0	€ 1,295.0	€ 211.0
Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges	(79.3)	1,372.5	114.4
Cash flow hedge reserve, balance remaining	83.1	72.6	102.3
Total cash flow hedge reserve	3.8	1,445.1	216.7
Foreign currency risk | Property, plant and equipment - aircraft additions | Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges	265.6	322.5	139.7
Cash flow hedge reserve, balance remaining	83.1	72.6	102.3
Total cash flow hedge reserve	348.7	395.1	242.0
Foreign currency risk | Fuel and oil operating expenses | Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges	(38.2)	105.6	(10.6)
Total cash flow hedge reserve	(38.2)	105.6	(10.6)
Foreign currency risk | GBP currency swap | Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges			5.4
Total cash flow hedge reserve			5.4
Interest rate risk | Variable-rate instruments | Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges	(6.6)	(4.3)	(6.1)
Total cash flow hedge reserve	(6.6)	(4.3)	(6.1)
Commodity price risk | Fuel and carbon operating expenses | Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges	(300.1)	948.7	(14.0)
Total cash flow hedge reserve	€ (300.1)	€ 948.7	€ (14.0)